OTHER RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Components of other reserves and the movements in other reserves
Balance at the beginning of the year	$ 5,111,514	$ 4,550,012
Net change in cash flow hedge reserve	(11,964)
Balance at the end of the year	5,683,213	5,111,514
Other Reserves
Components of other reserves and the movements in other reserves
Balance at the beginning of the year	(47,922)	(58,095)
Net change in fair value of equity securities at FVTOCI	145,138	12,238
Transfer of gain on disposal of equity securities at FVTOCI to deficit		(2,065)
Net change in cash flow hedge reserve	(11,964)
Balance at the end of the year	85,252	(47,922)
Equity securities reserve
Components of other reserves and the movements in other reserves
Balance at the beginning of the year	(47,922)	(58,095)
Net change in fair value of equity securities at FVTOCI	145,138	12,238
Transfer of gain on disposal of equity securities at FVTOCI to deficit		(2,065)
Balance at the end of the year	97,216	$ (47,922)
Cash flow hedge reserve
Components of other reserves and the movements in other reserves
Net change in cash flow hedge reserve	(11,964)
Balance at the end of the year	$ (11,964)